Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012
	(in thousands)
Current Taxes:
Federal	$—	$—
State	7	5
Deferred
Federal	—	—
State	—	—

	$7	$5

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012
	(in thousands)
Statutory tax expense (benefit)	$(842)	$(6,980)
State income tax	7	5
Change in valuation allowance	804	6,895
Effect of permanent differences and other
Interest expense disallowed for tax	3	61
Effect of other permanent differences	35	24
Total Tax Expense	$7	$5

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012
	(in thousands)
Deferred tax assets:
Net operating loss carryover	$23,569	$19,977
Capital loss carryover	77	77
Charitable contributions carryover	—	3
Share based compensation	6,890	6,501
Property and equipment	2,854	4,149
Goodwill	888	—
Deferred book liabilities	381	574

Total net deferred tax assets	34,659	31,281
Less valuation allowances	(34,659)	(31,281)
Net deferred tax assets	$—	$—